Net Loss per Share and Unaudited Pro Forma Net Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Net Loss Per Share
Basic and diluted net loss per share

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
Numerator:
Net loss attributable to common stockholders ($in millions)	$(30.9)	$(31.1)	$(88.4)	$(75.8)
Denominator:
Weighted average common shares outstanding — basic and diluted	53,997,315	11,178,924	25,935,362	11,079,303
Net loss per share attributable to common stockholders — basic and diluted	$(0.57)	$(2.78)	$(3.41)	$(6.84)

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Year Ended December 31,
	2018	2019
Numerator:
Net loss attributable to common stockholders (in millions)	$(52.9)	$(108.5)
Denominator:
Weighted average common shares outstanding — basic and diluted	10,931,776	11,124,397
Net loss per share attributable to common stockholders — basic and diluted	$(4.84)	$(9.75)

Antidilutive potential common shares

computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	As of
	September 30,
	2020	2019
Options to purchase common stock	4,814,924	3,925,395
Convertible preferred stock (as converted to common stock)	—	31,557,107
	4,814,924	35,482,502

	December 31,
	2018	2019
Options to purchase common stock	2,169,000	4,048,802
Convertible preferred stock (as converted to common stock)	24,445,555	31,557,107
	26,614,555	35,605,909

Unaudited pro forma net loss per share

Unaudited pro forma basic and diluted net loss per share attributable to common stockholders was calculated as follows:

Year Ended
December 31, 2019
(unaudited)
Numerator (in millions):
Pro forma net loss attributable to common stockholders	$(108.5)
Denominator:
Weighted average common shares outstanding — basic and diluted	11,085,906
Pro forma adjustment to reflect automatic conversion of convertible preferred stock into common stock upon the closing of the proposed IPO	27,501,186
Pro forma adjustment to reflect common shares outstanding upon Settlement of Executive Promissory Notes	619,024
Pro forma weighted average common shares outstanding — basic and diluted	39,206,116
Pro forma net loss per share attributable to common stockholders — basic and diluted	$(2.77)